Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2018
Entity Registrant Name	dei_EntityRegistrantName	ETF Managers Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001467831
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 17, 2019
Document Effective Date	dei_DocumentEffectiveDate	Sep. 17, 2019
Prospectus Date	rr_ProspectusDate	Jan. 31, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
ETFMG Drone Economy Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ETFMG Drone Economy Strategy ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	ETFMG Drone Economy Strategy ETF (IFLY) a series of ETF Managers Trust September 17, 2019 Supplement to the Prospectus and Summary Prospectus each dated January 31, 2019
Strategy [Heading]	rr_StrategyHeading	Effective immediately, the tenth paragraph under "Principal Investment Strategies" is revised to read as follows:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Index has a quarterly review in March, June, September, and December of each year at which times the Index is reconstituted and rebalanced. Component changes are made after the market close on the third Friday of March, June, September, and December and become effective at the market opening on the next trading day.

Supplement Closing [Text Block]	ck0001467831_SupplementClosingTextBlock	Please retain this Supplement with your Prospectus and Summary Prospectus for future reference.
ETFMG Drone Economy Strategy ETF | ETFMG Drone Economy Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IFLY